Redeemable Convertible Preferred Stock (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 24, 2021	Dec. 31, 2021
Redeemable Convertible Preferred Stock (Details) [Line Items]
Convertible preferred stock (in Shares)	21,722,661
Common stock shares issued (in Shares)	2,200,000
Common stock shares investor (in Shares)	1,296,022
Cash dividends rate percentage		8.00%
Original issue price (in Dollars)		$ 2.6592
Conversion rights, description		Each share of Series A-1 redeemable convertible preferred stock was convertible to Class A common stock, at the option of the holder, at the then applicable conversion price. Any holder that beneficially owned, directly or indirectly, more than 9.9% of any class of equity securities had the right to receive any shares of capital stock that would have been issued upon conversion of the shares in excess of 9.9% in the form of Class B common stock. The initial conversion price per share for Series A-1 redeemable convertible preferred stock was $2.6592. Shares of Series A-2 redeemable convertible preferred stock were not convertible at the option of the holder.Each share of Series A-1 redeemable convertible preferred stock would have been automatically converted into common stock, at the then effective conversion price (i) immediately prior to closing of the initial public offering at a common stock per share price of at least five times the original issue price of the Series A-1 redeemable convertible preferred stock resulting in at least $70.0 million of gross proceeds, or (ii) at the date and time, or upon occurrence of an event, specified by vote or written consent of the holders of at least 55% of the outstanding shares of Series A-1 redeemable convertible preferred stock.Upon Old Jasper’s initial public offering, each share of Series A-2 redeemable convertible preferred would have been automatically converted into a number of shares of Class A common stock equal to 8% of the fully diluted equity immediately prior to such initial public offering. The percentage of Class A common stock subject to Series A-2 redeemable convertible preferred stock conversion would have been reduced to 4% if the Company terminated the Amgen License Agreement, or Amgen was pursuing a clinical development of an anti c-kit antibody in any clinical indication for which the Company had filed or held an IND for an anti c-kit antibody.
Convertible preferred stock or common stock per share (in Dollars per share)		$ 0.25
Adjusted for stock splits, dividends (in Dollars)		$ 2.6592
Amgen License Agreement [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Preferred stock rate percentage		4.00%
Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Cash dividends rate percentage		8.00%
Conversion rights, description		Provided, however, that if the aggregate amount which the holders of Series A-1 redeemable convertible preferred stock were entitled to receive under the above provisions exceeded 1.5 times the applicable original issue price of $2.6592, as adjusted for stock splits, dividends, reclassifications or the like, upon such liquidation, dissolution or winding up the holders of Series A-1 redeemable convertible preferred stock would have been entitled to receive the greater of (i) 1.5 times the applicable original issue price and (ii) the amount would have received if all shares of Series A-1 redeemable convertible preferred stock had been converted into common stock immediately prior to such liquidation, dissolution or winding up of the corporation.
Convertible preferred stock or common stock per share (in Dollars per share)		$ 0.75
Adjusted for stock splits, dividends (in Dollars)		$ 2.6592
Redeemable Convertible Preferred Stock [Member] | Amgen License Agreement [Member]
Redeemable Convertible Preferred Stock (Details) [Line Items]
Preferred stock rate percentage		4.00%